Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Lease at Date of Initial Application

On adoption of IFRS 16, the Group recognized right-of-use assets and lease liabilities of RMB100 million and RMB97 million, respectively, in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as at January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 5.18%.

RMB'million
Operating commitments disclosed as at December 31, 2018	305
(Less): Other commitments	(28)
277
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	222
(Less): short-term leases not recognized as a liability	(125)
Lease liabilities recognized as at January 1,2019	97
Of which are:
Current lease liabilities	29
Non-current lease liabilities	68

Disclosure Of Estimated Useful Lives Property Plant And Equipment Explanatory

Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

Servers and network equipment	3 - 5 years
Office furniture, equipment and others	3 - 5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Disclosure of Estimated Useful Lives of Acquired Intangible Assets

Other intangible assets acquired in a business combination are recognized initially at fair value at the acquisition date and subsequently carried at the amount initially recognized less accumulated amortization and impairment loss, if any. Amortization is calculated using the straight-line method to allocate the costs of acquired intangible assets over the following estimated useful lives:

Online users	1 year
Corporate customer relationship	3 - 4 years
Supplier resources	3 - 6 years
Non-compete agreements	4 - 5 years
Copyrights	3 - 7 years